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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date           Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

10-02    GF     5300    12.4741      15.93            Weeden & Co.
10-03   " "     6200    12.5827      15.86              " "
10-04   " "     3400    12.5625      15.58              " "
10-05   " "     6200    12.4869      15.64              " "
10-06   " "     6100    12.3791      15.10              " "
10-09   " "     6800    12.2040      14.58              " "
10-10   " "     6800    11.9044      14.55              " "
10-11   " "     5000    11.6250      13.95              " "
10-12   " "     6700    11.2276      13.69              " "
10-13   " "     6800    11.1324      13.79              " "
10-16   " "     6500    11.1250      13.70              " "
10-17   " "     6500    11.0347      13.86              " "
10-18   " "     4000    10.7500      14.07              " "
10-19   " "     3500    11.0982      13.76              " "
10-20   " "     3400    11.1820      13.89              " "
10-23   " "     4000    11.0625      13.93              " "
10-24   " "     5500    11.2841      14.39              " "
10-25   " "     2000    11.1875      14.05              " "
10-26   " "     5500    11.2500      14.01              " "
10-27   " "     5500    11.4375      14.39              " "
10-30   " "     5700    11.5274      14.55              " "



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The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          11/01/00